OTHER LIABILITIES - Contract Liabilities (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Maintenance and power warranty programs
Disclosure of disaggregation of revenue from contracts with customers [line items]
At January 1, 2020	€ 219,209
Additional amounts arising during the period	64,730
Amounts recognized within revenue	(69,786)
Other changes	0
At December 31, 2020	214,153
Advances from customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
At January 1, 2020	341,223
Additional amounts arising during the period	340,399
Amounts recognized within revenue	(432,286)
Other changes	170
At December 31, 2020	€ 249,506